HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                           HV-3573 – PremierSolutions Chicago Public Schools

Supplement dated December 20, 2016 to your Prospectus

1.                                    FUND NAME CORRECTION

The Oakmark International Small Cap Fund – Class I Shares

Effective immediately the name of the above fund is corrected to read “Oakmark International Small Cap Fund”.

All references in your Prospectus to The Oakmark International Small Cap Fund is hereby deleted and replaced with Oakmark International Small Cap Fund.

2.                                    SHARE CLASS CHANGE

Oakmark International Small Cap Fund – Class I Shares

Effective November 30, 2016, Class I shares of the Oakmark International Small Cap Fund was re-designated Investor Class Shares.

As a result of the change, all references to Class I shares for the Oakmark International Small Cap Fund in your Prospectus are deleted and re-designated as Investor Class Shares.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.